RELATED PARTY TRANSACTIONS - Loan transactions with related parties (Details) - Related Party - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	$ (205,440)	$ (333,840)	$ 521,456
Qinghai Chengchuang Ideal Trading Co. Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(239,521)
Anhui New Yalian Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	40,886	(110,109)
Shanghai Mingzhe Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	209,702	(218,895)
Hebei Shilong Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties			158,929
Ningbo Lihong Information System Engineering Co., Ltd.
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties		65,668	62,325
Shanghai Yaodun Science and Technology Development Center
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	(135,402)	(106,014)	232,158
Others
RELATED PARTY TRANSACTIONS
Proceeds/collection from (payment/repayment made to) related parties	$ (81,105)	$ 35,510	$ 68,044